Acquisitions and Divestitures Gulf of Mexico Pipeline Narrative (Details) $ in Thousands		3 Months Ended								12 Months Ended
	Apr. 15, 2016 USD ($) mi	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Total revenue		$ 175,872	$ 159,903	$ 152,253	$ 100,998	$ 162,826	$ 174,848	$ 227,693	$ 184,937	$ 589,026	$ 750,304	$ 838,949
Operating loss		(21,617)	$ (9,724)	$ (12,790)	$ (16,097)	$ (160,403)	$ (11,114)	$ (6,815)	$ (8,785)	(60,228)	$ (187,117)	$ (35,761)
American Panther
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent (percent)	60.00%
Length of pipeline | mi	200
Cash	$ 2,700
Pipelines	16,600
Land	400
ARO	14,300
Noncontrolling interest	$ 1,800
Total revenue										13,200
Operating loss										7,400
Transaction costs		$ 300								$ 300